PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Return on plan assets less than discount rate	$ (576)	$ 150
Recognized liabilities	(2,606)	(3,772)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,276
Past service cost - Curtailments	26
Balance at end of the period	1,499	2,276
Present value of the wholly or partly funded obligation	(3,895)	(5,222)
Fair value of plan assets	3,466	4,496
Net present value of the wholly or partly funded obligation	(429)	(726)
Present value of the unfunded obligation	(1,037)	(1,517)
Prepaid due to unrecoverable surpluses	(33)	(33)
Net amount recognized	(1,499)	(2,276)
Net assets related to funded obligations	44	58
Recognized liabilities	(1,543)	(2,334)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(33)	(27)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	(1)	(5)
Exchange rates changes	2
Unrecoverable surplus at end of the period	(33)	(33)
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	6,739	7,604
Current service cost	99	105
Interest cost on DBO	183	162
Past service cost - Plan amendments	5	31
Past service cost - Curtailments	(26)
Plan participants’ contribution	1	1
Settlements		(5)
Actuarial (gain) loss	(1,287)	(509)
Demographic assumptions	42	9
Financial assumptions	(1,452)	(364)
Experience adjustment	123	(154)
Benefits paid	(388)	(428)
Foreign currency exchange rate differences and other movements	(394)	(222)
Balance at end of the period	4,932	6,739
Net amount recognized	(4,932)	(6,739)
Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4,496)	(4,654)
Interest cost on DBO	(130)	(108)
Return on plan assets less than discount rate	(705)	41
Employer contribution	65	72
Past service cost - Plan amendments		(5)
Plan participants’ contribution	(1)	(1)
Benefits paid	296	313
Foreign currency exchange rate differences and other movements	225	62
Balance at end of the period	(3,466)	(4,496)
Net amount recognized	3,466	4,496
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	171
Past service cost - Curtailments	0
Balance at end of the period	2	171
Present value of the wholly or partly funded obligation	(2,364)	(3,291)
Fair value of plan assets	2,400	3,163
Net present value of the wholly or partly funded obligation	36	(128)
Present value of the unfunded obligation	(11)	(15)
Prepaid due to unrecoverable surpluses	(27)	(28)
Net amount recognized	(2)	(171)
Net assets related to funded obligations	39	47
Recognized liabilities	(41)	(218)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(28)	(23)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	0	(4)
Exchange rates changes	2
Unrecoverable surplus at end of the period	(27)	(28)
Canada | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,306	3,590
Current service cost	24	29
Interest cost on DBO	95	89
Past service cost - Plan amendments	9	28
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Settlements		(4)
Actuarial (gain) loss	(647)	(216)
Demographic assumptions	0	0
Financial assumptions	(678)	(207)
Experience adjustment	31	(9)
Benefits paid	(208)	(219)
Foreign currency exchange rate differences and other movements	(204)	9
Balance at end of the period	2,375	3,306
Net amount recognized	(2,375)	(3,306)
Canada | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(3,163)	(3,167)
Interest cost on DBO	(87)	(76)
Return on plan assets less than discount rate	(473)	103
Employer contribution	22	29
Past service cost - Plan amendments		(4)
Plan participants’ contribution	0	0
Benefits paid	206	218
Foreign currency exchange rate differences and other movements	193	(10)
Balance at end of the period	(2,400)	(3,163)
Net amount recognized	2,400	3,163
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	24
Past service cost - Curtailments	0
Balance at end of the period	43	24
Present value of the wholly or partly funded obligation	(431)	(398)
Fair value of plan assets	391	376
Net present value of the wholly or partly funded obligation	(40)	(22)
Present value of the unfunded obligation	0	0
Prepaid due to unrecoverable surpluses	(3)	(2)
Net amount recognized	(43)	(24)
Net assets related to funded obligations	0	0
Recognized liabilities	(43)	(24)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(2)	(1)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	(1)	(1)
Exchange rates changes	0
Unrecoverable surplus at end of the period	(3)	(2)
Brazil | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	398	517
Current service cost	0	0
Interest cost on DBO	39	33
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Settlements		(1)
Actuarial (gain) loss	0	(83)
Demographic assumptions	0	10
Financial assumptions	(31)	(103)
Experience adjustment	31	10
Benefits paid	(36)	(31)
Foreign currency exchange rate differences and other movements	30	(37)
Balance at end of the period	431	398
Net amount recognized	(431)	(398)
Brazil | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(376)	(435)
Interest cost on DBO	(34)	(26)
Return on plan assets less than discount rate	(9)	(25)
Employer contribution	0	0
Past service cost - Plan amendments		(1)
Plan participants’ contribution	0	0
Benefits paid	36	31
Foreign currency exchange rate differences and other movements	(26)	28
Balance at end of the period	(391)	(376)
Net amount recognized	391	376
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	1,836
Past service cost - Curtailments	26
Balance at end of the period	1,205	1,836
Present value of the wholly or partly funded obligation	(1,072)	(1,501)
Fair value of plan assets	647	918
Net present value of the wholly or partly funded obligation	(425)	(583)
Present value of the unfunded obligation	(777)	(1,250)
Prepaid due to unrecoverable surpluses	(3)	(3)
Net amount recognized	(1,205)	(1,836)
Net assets related to funded obligations	4	4
Recognized liabilities	(1,209)	(1,840)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(3)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0
Unrecoverable surplus at end of the period	(3)	(3)
Europe | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,751	3,173
Current service cost	63	69
Interest cost on DBO	26	17
Past service cost - Plan amendments	(4)	3
Past service cost - Curtailments	(26)
Plan participants’ contribution	1	1
Settlements		0
Actuarial (gain) loss	(645)	(173)
Demographic assumptions	(1)	(1)
Financial assumptions	(699)	(13)
Experience adjustment	55	(159)
Benefits paid	(117)	(148)
Foreign currency exchange rate differences and other movements	(200)	(191)
Balance at end of the period	1,849	2,751
Net amount recognized	(1,849)	(2,751)
Europe | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(918)	(1,007)
Interest cost on DBO	(8)	(5)
Return on plan assets less than discount rate	(213)	(33)
Employer contribution	43	43
Past service cost - Plan amendments		0
Plan participants’ contribution	(1)	(1)
Benefits paid	52	61
Foreign currency exchange rate differences and other movements	58	44
Balance at end of the period	(647)	(918)
Net amount recognized	647	918
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	245
Past service cost - Curtailments	0
Balance at end of the period	249	245
Present value of the wholly or partly funded obligation	(28)	(32)
Fair value of plan assets	28	39
Net present value of the wholly or partly funded obligation	0	7
Present value of the unfunded obligation	(249)	(252)
Prepaid due to unrecoverable surpluses	0	0
Net amount recognized	(249)	(245)
Net assets related to funded obligations	1	7
Recognized liabilities	(250)	(252)
Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0
Unrecoverable surplus at end of the period	0	0
Other | Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	284	324
Current service cost	12	7
Interest cost on DBO	23	23
Past service cost - Plan amendments	0	0
Past service cost - Curtailments	0
Plan participants’ contribution	0	0
Settlements		0
Actuarial (gain) loss	5	(37)
Demographic assumptions	43	0
Financial assumptions	(44)	(41)
Experience adjustment	6	4
Benefits paid	(27)	(30)
Foreign currency exchange rate differences and other movements	(20)	(3)
Balance at end of the period	277	284
Net amount recognized	(277)	(284)
Other | Pension defined benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(39)	(45)
Interest cost on DBO	(1)	(1)
Return on plan assets less than discount rate	(10)	(4)
Employer contribution	0	0
Past service cost - Plan amendments		0
Plan participants’ contribution	0	0
Benefits paid	2	3
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	(28)	(39)
Net amount recognized	$ 28	$ 39